4. Accounts Receivable (Details-Doubtful accounts) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Receivables [Abstract]
Allowance for doubtful accounts, beginning balance	$ 8,000	$ 22,000
Additions charged to operations	29,000	(6,000)
Deductions write-offs	(17,000)	(8,000)
Allowance for doubtful accounts, ending balance	$ 20,000	$ 8,000